Loans Payable - Related Party	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014
Loans Payable - Related Party [Abstract]
Loans Payable - Related Party

Note 6. Loan Payable Officers - Related Party

On June 28, 2013, the Company received $1,000,000 as a loan from the Chief Executive Officer. This loan is for a term of 6 months with an annual interest rate of 10%, payable monthly. On September 25, 2013, as a term of the convertible debenture issued as discussed in Note 7, the maturity of the debt to the CEO has been extended to April 2, 2015. On July 16, 2014, the maturity of the debt to the CEO was extended to January 1, 2016.

Note 8. Loans Payable - Related Party

On June 28, 2013, the Company received $1,000,000 as a loan from the Chief Executive Officer. This loan was for a term of 6 months with an annual interest rate of 10%, payable monthly. On September 25, 2013, as a term of the convertible debenture issued as discussed in Note 9, the maturity of the $1,600,000 owed to the CEO was extended to April 2, 2015. On July 16, 2014, the maturity of the debt to the CEO was extended to January 1, 2016.